Borrowings - Short Term Borrowings and Bridge Financing (Detail) - Successor [Member] - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Sep. 12, 2013	Aug. 30, 2012
Debt Instrument [Line Items]
Short-term borrowings		$ 12.2	$ 18.2	$ 23.2
Bridge financing commitment fees	$ 0.0	0.0	25.0
Secured Debt [Member]
Debt Instrument [Line Items]
Bridge loan						$ 300.0
Bridge Facility [Member]
Debt Instrument [Line Items]
Bridge financing commitment fees			21.0
Bridge Facility [Member] | Debt Associated Fees [Member]
Debt Instrument [Line Items]
Bridge financing commitment fees			4.0
Unsecured Debt [Member]
Debt Instrument [Line Items]
Bridge loan						$ 1,100.0
Miscellaneous Investments [Member]
Debt Instrument [Line Items]
Short-term borrowings		$ 12.2	$ 0.4		$ 27.8